Related Party Transactions and Balances (Details) - Schedule of Transactions with Related Parties	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
ProAlgories Limited [Member]
Related Party Transaction [Line Items]
Transactions with related parties, Relationship with the Predecessor and Successor	14,047	Controlled by the Company’s CEO’s spouse	Controlled by the Company’s CEO’s spouse
Transactions with related parties, Nature		(System development service revenue)/ Management fee	(System development service revenue)/ Management fee
Related party transaction amounts			$ 110,000	$ 400,000
Simplus IO Limited [Member]
Related Party Transaction [Line Items]
Transactions with related parties, Relationship with the Predecessor and Successor	55,550	Controlled by the Company’s CEO	Controlled by the Company’s CEO
Transactions with related parties, Nature		Management fee	Management fee
Related party transaction amounts			$ 435,000	839,000
Rental expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties, Nature		Rental expenses	Rental expenses
Related party transaction amounts				151,923
Fuchsia Capital Limited [Member]
Related Party Transaction [Line Items]
Transactions with related parties, Relationship with the Predecessor and Successor	180,058	Owned by the Company’s Executive Director	Owned by the Company’s Executive Director
Transactions with related parties, Nature		NFT-related services income	NFT-related services income
Related party transaction amounts			$ 1,410,000
Rainbow Capital (HK) Limited [Member]
Related Party Transaction [Line Items]
Transactions with related parties, Relationship with the Predecessor and Successor	293,712	Owned by the Company’s CFO	Owned by the Company’s CFO
Transactions with related parties, Nature		Listing expenses	Listing expenses
Related party transaction amounts			$ 2,300,000